Revenue - Summary of Revenue Recognized for Respective Period, Disaggregated by Timing of Recognition and by Type of Performance Obligation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 216,413	$ 138,206	$ 236,738	$ 248,910	$ 309,920	$ 329,410
Performance Obligations Satisfied at Point in Time
Disaggregation of Revenue [Line Items]
Total	214,243	98,130	214,243	176,379	176,230	267,945
Performance Obligations Satisfied Over Time
Disaggregation of Revenue [Line Items]
Total	$ 2,170	$ 40,076	$ 22,495	$ 72,531	$ 133,690	$ 61,465